Allowance for Loan Losses - Schedule of Loans and Reserve Balances by Loan Segment Both Individually and Collectively Evaluated for Impairment (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Allowance For Credit Losses [Line Items]
Individually Evaluated, Reserve	$ 147	$ 141
Individually Evaluated, Loans	8,154	6,835
Collectively Evaluated, Reserve	4,255	1,840
Collectively Evaluated, Loans	459,587	351,115
Total Reserve	4,402	1,981	$ 2,374	$ 2,458
Total Loans	467,741	357,950	369,970	356,871	$ 341,829
Commercial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Individually Evaluated, Reserve	53	32
Individually Evaluated, Loans	5,237	3,660
Collectively Evaluated, Reserve	2,700	1,055
Collectively Evaluated, Loans	317,094	209,456
Total Reserve	2,753	1,087	1,334	1,401
Total Loans	322,331	213,116
Non-Commercial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Individually Evaluated, Reserve	94	109
Individually Evaluated, Loans	2,917	3,175
Collectively Evaluated, Reserve	1,555	785
Collectively Evaluated, Loans	142,493	141,659
Total Reserve	1,649	894	$ 1,040	$ 1,057
Total Loans	$ 145,410	$ 144,834